Related Parties (Details)	12 Months Ended
Aug. 31, 2019 USD ($) $ / shares shares
Directors [Member]
Shares | shares	4,987
Value | $	$ 262,500
Whitney White [Member]
Shares | shares	329
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 114.00
Date Issued	September 2018
Ken Weaver [Member]
Shares | shares	1,995
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 18.80
Date Issued	August 2019
Ken Weaver One [Member]
Shares | shares	1,202
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 31.20
Date Issued	May 2019
Ken Weaver Two [Member]
Shares | shares	308
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 122.00
Date Issued	November 2018
Sean Higgins [Member]
Shares | shares	329
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 114.00
Date Issued	September 2018
Sean Higgins One [Member]
Shares | shares	412
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 91.20
Date Issued	April 2019
Whitney White One [Member]
Shares | shares	412
Value | $	$ 37,500
[Shares Issued, Price Per Share] | $ / shares	$ 91.20
Date Issued	April 2019